GSMBS 2025-RPL4
Opus Capital Markets Consultants, LLC Executive Narrative

Opus Capital Markets Consultants, LLC
300 Tri-State International | Suite 320
Lincolnshire, IL 60069
224.632.1300 | www.opuscmc.com

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Executive Narrative

July 17, 2025

Performed by

Opus Capital Markets Consultants, LLC

For
Goldman Sachs Mortgage Company

The report summarizes the results of a due diligence review performed on a pool of 20 loans, of which were purchased by Goldman Sachs Mortgage Company (“Customer”) from originators (the “Originator”) who were previous clients of Opus Capital Markets Consultants, LLC (“Consultant”) under a reliance letter, and for which the Originators provided Consultant with a data tape, from which, in each case, 100% of the loan population was chosen and loaded into the OpusFirst (19 loans) and Laura Mac (1 loan) underwriting software. Consultant performed a detailed compliance only review.

The compliance only loans were underwritten in accordance with the lender guidelines in terms of Exhibit A.

EXHIBIT A
COMPLIANCE REVIEW SCOPE

Each mortgage loan file was tested for compliance with the federal Truth in Lending Act (“TILA”), as well as federal, state and local anti-predatory lending statutes. An overview of the federal, state and local lending laws tested is listed below.

The Section 32/HOEPA review included, but was not limited to, the following:

•	Rate test
•	HPML test, if applicable
•	Points and Fees test
•	Review of Section 32 disclosure for accuracy (i.e. payment stream, highest payment scenario; dates disclosed, dates acknowledged)
•	Review and confirmation of documentation type (i.e. full, stated, no ratio)
•	Review for evidence of prepayment penalty
•	Verification of Debt to Income conformity, when necessary.

The Federal Truth in Lending Act/Regulation Z review includes, but is not limited to:

•
A review of the material compliance disclosures set forth in the Truth in Lending Disclosure and the Notice of Right to Cancel form, if applicable. A review of the final TIL with a report outlining any TILA violations. Re-calculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, payment stream(s), recalculation of disclosed APR, and a review to ensure disclosure differences are within the allowed tolerances. A review of the Notice of Right to Cancel: verification of the transaction date and expiration date, ensures proper execution of the Notice of Right to Cancel by all required parties verifies the disbursement date and determines if a full 3-day rescission period was adequately provided to the borrower(s).

The fee entry process was performed utilizing a hierarchy approach based upon documents available within the loan file. The ideal loan file included a Final HUD-1, of which the fees directly from this document would be used

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within Compliance testing. In the event a Final HUD-1 was not present in the file, a finding was raised for the missing document and alternative documentation was sought for fee entry. The alternative documentation would have been utilized based on the following order of importance:
i)	Final HUD-1 that is missing signature and/or not stamped true/certified;
ii)	Estimated HUD-1; or
iii)	Title Company Closing Statement.

High Cost - State & Local Anti-Predatory Regulations: In addition to federal thresholds, the Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW:

➢	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
➢	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
➢	Colorado Consumer Equity Protection Act, Colo. Rev. Stat. § 5-3.5-101 et seq. and as amended by Senate Bill 216 (2007) and House Bill 1322 (2007).
➢	Colorado Consumer Credit Code, Colo. Rev. Stat. 5-1-101 et seq.
➢	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a-746 et seq. and the Responsible Lending and Economic Security Act, Conn. House Bill 5577 (2008).
➢	District of Columbia Home Loan Protection Act of 2002, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg. § 2000.1 et seq. as well as DC Mortgage Disclosure Act of 2007.
➢	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq.
➢	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53)
➢	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
➢	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code § 345.10 et seq.
➢	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003).
➢	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32- 455; 2-92-325; 4-4-155; 8-4-325.
➢	Cook County, Illinois, Anti-Predatory Lending Ordinance, Ordinance No. 240864 (2001) as amended by Illinois SB 1167 (2007).
➢	Indiana Home Loan Practices Act, Ind. Code § 24-9-1 et seq.
➢
Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. § 16a-1-101 et seq. 16. Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq. and as amended by Kentucky House Bill 552 (2008).

➢	Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages, 9A Me. Rev. Stat. Ann. §§ 8-103(1); 8-206(8); 8-206A and Maine Legislative Document 1869 (2007).
➢
Maryland Commercial Law, Mary. Stat. Ann. §§ 12-124.1; 12-127; 12-409.1; 12-1029 and as amended by Maryland Senate Bill 270 (2008) and Maryland Regulations under the Maryland Mortgage Lender Law (2009).

➢	Massachusetts High Cost Mortgage Regulations, 209 CMR § 32.32 et seq. including MA House Bill 4387 (2008) 20. Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183(C).
➢	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
➢	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.

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➢	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et al. (S.F. 2988 (2002) and as amended by House File 1004 and SF 98 (2007) and SF 3154 and 3214 (2008).
➢	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat.§ 45-702 et seq.
➢	Nevada Anti-Predatory Lending Law, Nev. Rev. Stat. § 598D.010 et seq. and as amended by AB 440.
➢	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq.
➢	New Mexico Home Loan Protection Act, N.M. Stat. Ann. § 58-21A-1 et seq. and as amended by Senate Bill 342 (2009).
➢	New York High Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
➢	New York High Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as implemented by 3 NYCCR Part 41 (2003) and as amended by Senate Bill 8143-A (2008).[1]
➢
North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24-10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a) and as amended by House Bill 1817 (2007).

➢	Ohio Anti-Predatory Lending Statute, Ohio Rev. Code Ann. § 1.63 and as amended by S.B. 185.
➢	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003.
➢	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003).
➢	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
➢	City of Providence, Rhode Island Predatory Lending Ordinance, Ordinance No. 245, Chapter 2006-33 as amended.
➢	Rhode Island Home Loan Protection Act, Chapter 25.2 of Title 34 of RI Gen. L. et seq., including the Emergency and Final Regulations.
➢	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
➢	South Carolina Consumer Protection Code, S.C. Code 37-1-101 et seq
➢	Tennessee Home Loan Protection Act of 2006, TN Code Annotated, Title 47 et seq.
➢	Texas High-Cost Home Loan Statute, TX. Fin. Code Ann. § 343.201 et seq. [2]
➢	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61- 2c-102 et seq.
➢	Utah High Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
➢	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
➢	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1- 413; 6.1-422, 6.1-428.
➢	Virginia Mortgage Lender and Broker Act (for loans originated after July 1, 2003), Va. Code Ann. §§ 6.1- 411; 6.1-422.1, 6.1-425.1; 6.1-425.2.
➢	Washington House Bill 2770, Mortgage Lending and Homeownership, Chapter 108, Laws of 2008.
➢	Wisconsin Responsible High Cost Mortgage Lending Act, Wis. Stat. § 428.202.
➢	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17-1 et seq.
➢	Wyoming Credit Code, Wyo. Stat. Ann. §§ 40-14-101 et seq.

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Tape Discrepancies

Data Element	Count	Accuracy
Amortizaton Term	4	80.00%
Application Date	2	90.00%
Appraised Value	2	90.00%
CLTV	1	95.00%
Current Loan Balance	1	95.00%
DTI	7	65.00%
FICO	4	80.00%
First Payment Date	8	60.00%
Interest Rate	5	75.00%
Loan Purpose	1	95.00%
Loan Term	5	75.00%
Loan Type	3	85.00%
LTV	4	80.00%
Maturity Date	13	35.00%
MERS Min Number	1	95.00%
Mod First Payment Date	2	90.00%
Next Change Date	2	90.00%
Note Date	5	75.00%
Original Payment	6	70.00%
Prepayment Penalty	2	90.00%
Property Address	5	75.00%
Property City	1	95.00%
Section 32 Testing	1	95.00%
Zip Code	1	95.00%
Total Loan Population	20

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Loan Grading Definitions

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated July 15, 2025.

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Compliance Grade Summary
DBRS, Fitch, Kroll, S&P and Moody’s NRSRO Grade	# of Loans	% of Loans
A	2	10.00%
B	7	35.00%
C	1	5.00%
D	10	50.00%

Loans Reviewed (20 Loans)

4922761 / 21524905	17342270 / 26497329	20301701 / 26498652	9804245125 / 40119501
17712787 / 40119444	7867483 / 17877642	5298221 / 17877345	9803851303 / 40119440
13184361 / 37426182	20340014 / 40119408	17373648 / 37427944	9803692269 / 33741682
20580304 / 40119411	20574406 / 26502356	1000965365 / 1000965365	23043345 / 23043345
19428416 / 23427350	8016263 / 37431865	9804208602 / 42300539	23043076 / 23043076

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com

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